Consolidated Statement of Changes in Equity - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Shares to be Issued [Member]	Noncontrolling Interest [Member]	Total
Balance at Aug. 31, 2022		$ 25,464	$ 89,202,262	$ (7,465,373)	$ 65,880	$ 75,000	$ (58,754)	$ 81,844,479
Balance, shares at Aug. 31, 2022	[1]	25,463,349
Capital contribution			101,998				164,519	266,517
Issuance of common stock for Cash		$ 114	1,143,614			991,052		2,134,780
Issuance of common stock for Cash, shares	[1]	114,385
Foreign currency translation adjustment					(82,916)		5,535	(77,381)
Net loss				(6,057,893)			(259,480)	$ (6,317,373)
Issuance of common stock for service, shares								500
Balance at Aug. 31, 2023		$ 25,578	90,447,874	(13,523,266)	(17,036)	1,066,052	(148,180)	$ 77,851,022
Balance, shares at Aug. 31, 2023	[1]	25,577,734
Issuance of common stock for Cash		$ 94	934,504			(934,598)
Issuance of common stock for Cash, shares	[1]	93,455
Foreign currency translation adjustment					(31,791)		(22,573)	(54,364)
Net loss				(25,878,591)			(436,805)	(26,315,396)
Issuance of common stock for service		$ 14	131,440			(131,454)
Issuance of common stock for service, shares	[1]	14,402
Balance at Aug. 31, 2024		$ 25,686	$ 91,513,818	$ (39,401,857)	$ (48,827)		$ (607,558)	$ 51,481,262
Balance, shares at Aug. 31, 2024	[1]	25,685,591

[1]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11, 2024.